SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Computer software
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
License
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	10 years